GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 5,466	$ (9,364)	$ 1,575
Europe Middle East And Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[1]	2,570	3,803	1,105
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		538	1,078	182
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	[2]	$ 2,358	$ (14,245)	$ 288

[1]	Include revenues from Germany in the amount of $2,491, $3,635 and $983 in the years ended December 31, 2021, 2020 and 2019, respectively.
[2]	Include revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).